Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

17. Property, plant and equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets in construction £m	Total £m
Cost at 1 January 2024	6,455	10,704	2,120	19,279
Exchange adjustments	(141)	(233)	(51)	(425)
Additions	42	166	1,185	1,393
Capitalised borrowing costs	–	–	20	20
Disposals and write-offs	(144)	(381)	(5)	(530)
Reclassifications	179	762	(949)	(8)
Transfer to assets held for sale	(16)	(3)	–	(19)
Cost at 31 December 2024	6,375	11,015	2,320	19,710
Exchange adjustments	26	99	25	150
Additions	7	132	1,234	1,373
Capitalised borrowing costs	–	–	15	15
Disposals and write-offs	(36)	(485)	(26)	(547)
Reclassifications	(26)	1,027	(1,027)	(26)
Transfer to assets held for sale	(189)	(242)	(30)	(461)
Cost at 31 December 2025	6,157	11,546	2,511	20,214

Depreciation at 1 January 2024	(3,323)	(6,311)	–	(9,634)
Exchange adjustments	76	139	–	215
Charge for the year	(211)	(675)	–	(886)
Disposals and write-offs	121	325	–	446
Transfer to assets held for sale	14	2	–	16
Reclassifications	(27)	26	–	(1)
Depreciation at 31 December 2024	(3,350)	(6,494)	–	(9,844)
Exchange adjustments	(16)	(56)	–	(72)
Charge for the year	(195)	(655)	–	(850)
Disposals and write-offs	19	406	–	425
Transfer to assets held for sale	100	112	–	212
Reclassifications	157	(175)	–	(18)
Depreciation at 31 December 2025	(3,285)	(6,862)	–	(10,147)

Impairment at 1 January 2024	(237)	(360)	(28)	(625)
Exchange adjustments	3	5	1	9
Disposals and write-offs	22	55	3	80
Impairment losses	(27)	(84)	(5)	(116)
Reversal of impairments	4	23	1	28
Reclassifications	(24)	(13)	22	(15)
Impairment at 31 December 2024	(259)	(374)	(6)	(639)
Exchange adjustments	(4)	(6)	–	(10)
Disposals and write-offs	21	74	26	121
Impairment losses	(81)	(102)	(25)	(208)
Reversal of impairments	(1)	16	–	15
Transfer to assets held for sale	5	2	–	7
Reclassifications	(10)	(23)	2	(31)
Impairment at 31 December 2025	(329)	(413)	(3)	(745)
Total accumulated depreciation and impairment at 31 December 2024	(3,609)	(6,868)	(6)	(10,483)
Total accumulated depreciation and impairment at 31 December 2025	(3,614)	(7,275)	(3)	(10,892)
Net book value at 1 January 2024	2,895	4,033	2,092	9,020
Net book value at 31 December 2024	2,766	4,147	2,314	9,227
Net book value at 31 December 2025	2,543	4,271	2,508	9,322
The weighted average interest rate for capitalised borrowing costs in the year was 4% (2024: 4%). Disposals and write-offs in the year included a number of assets with nil net book value that are no longer in use in the business.
The impairment losses principally arose from decisions to rationalise facilities and were calculated based on fair value less costs of disposal. The fair value less costs of disposal valuation methodology uses significant inputs which are not based on observable market data, and therefore this valuation technique is classified as Level 3 of the fair value hierarchy. These calculations determine the net present value of the projected risk-adjusted, post-tax cash flows of the relevant asset or cash generating unit, applying a discount rate of the Group post-tax weighted average cost of capital (WACC) of 7.5% (2024: 7.5%), adjusted where appropriate for specific segment, country and currency risk.
Assets that continue to be used by the Group are generally assessed as part of their associated cash generating unit on a value in use basis. For value in use calculations, the post-tax cash flows do not include the impact of future uncommitted restructuring plans or improvements. Where an impairment is indicated and a pre-tax cash flow calculation is expected to give a materially different result, the test would be reperformed using pre-tax cash flows and a pre-tax discount rate. The Group WACC is equivalent to a pre-tax discount rate of approximately 9% (2024: 9%).
Net impairment losses have been charged to cost of sales: £125 million (2024: £62 million), R&D: £22 million (2024: £15 million)
and SG&A: £46 million (2024: £11 million), This included reversal of impairments of £3 million (2024: £10 million) arising from the
Major restructuring programmes.
Reversal of impairments arose from subsequent reviews of the impaired assets where the conditions which gave rise to the original impairments were deemed no longer to apply. £13 million (2024: £15 million) of the impairment reversal has been credited to cost of sales and £2 million (2024: £13 million) of the impairment reversal has been credited to SG&A.
During 2025, £78 million (2024: £65 million) of computer software was reclassified from assets in construction to intangible assets on becoming ready for use.
The Group has evaluated both the qualitative and quantitative effects of climate-related risks on the recoverable amounts of assets and has determined that there are no material impairments. As of 31 December 2025, £152 million (2024: £97 million) has been capitalised in property, plant and equipment regarding the transition to a lower-carbon propellant